INVENTORY (Tables)	12 Months Ended
Oct. 31, 2023
Inventory Disclosure [Abstract]
Inventory	Inventory as of October 31, 2023 and 2022 consisted of the following:

	October 31,
	2023	2022
	(in millions)
Finished goods	$570	$555
Purchased parts and fabricated assemblies	461	483
Inventory	$1,031	$1,038